--------------------------------------------------------------------------------
 COLUMBIA FIXED INCOME SECURITIES FUND   PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS A, B AND D SHARES

Advised by Columbia Management Advisors, Inc.

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TABLE OF CONTENTS

INTRODUCTION                                                                   2
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Risk of Investing in Mutual Funds ...........................................  2
Bond Fund Investing .........................................................  2

THE FUND                                                                       3
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Who Should Invest? ..........................................................  3
Investment Goal .............................................................  3
Principal Investment Strategies .............................................  3
Principal Investment Risks ..................................................  3
Performance History .........................................................  4
Your Expenses ...............................................................  6

YOUR ACCOUNT                                                                   8
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How to Buy Shares ...........................................................  8
Sales Charges ...............................................................  9
How to Exchange Shares ...................................................... 12
How to Sell Shares .......................................................... 12
Fund Policy on Trading of Fund Shares ....................................... 13
Distribution and Service Fees ..............................................  14
Other Information About Your Account ........................................ 14

MANAGING THE FUND                                                             17
--------------------------------------------------------------------------------
Investment Advisor .......................................................... 17
Portfolio Managers .......................................................... 17

OTHER INVESTMENT STRATEGIES                                                   18
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Bond Selection .............................................................. 18

FINANCIAL HIGHLIGHTS                                                          20
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Although these securities have been registered with the Securities and Exchange
Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This Prospectus is designed to provide you with important information about investing in the Columbia Fixed Income Securities Fund (the "Fund").

RISK OF INVESTING IN MUTUAL FUNDS
--------------------------------------------------------------------------------
Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. A detailed discussion of risks is available beginning on page 3, "Principal Investment Risks."

BOND FUND INVESTING
--------------------------------------------------------------------------------
Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond represents a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest (coupon).

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, a bond fund investment does not have a maturity date and does not earn a fixed interest rate. In addition, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund. The maturities of all the bonds within a bond fund can be combined to determine its average maturity. Generally, the longer the average maturity of a bond fund portfolio, the more sensitive its net asset value to changes in interest rates.

Another distinguishing characteristic of a bond fund is its average credit quality. Generally, the lower the credit quality of bonds in a portfolio, the more sensitive the fund's net asset value to the activities and financial prospects of the companies issuing the bonds, as well as to general economic and market conditions.

While bonds have not generated as high an investment return as stocks over time, their returns are generally less volatile.

--------------------------------------------------------------------------------
 THE FUND
--------------------------------------------------------------------------------

WHO SHOULD INVEST?
--------------------------------------------------------------------------------
The Fund is appropriate for:

  o  Long-term, income-oriented investors

  o Investors willing to accept greater price fluctuation than is generally associated with short-term bonds

  o Those looking to diversify their stock portfolio with a fund investing in bonds

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund intends to invest 90% of its assets, under normal market conditions, in investment-grade debt securities (rated BBB or higher by Standard & Poor's (S&P) or Baa or higher by Moody's Investors Service, Inc. (Moody's)), or their unrated equivalents, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are set forth below. You could lose money as a result of your investment.

Interest Rate Risk. Interest rate risk refers to the possibility that the net asset value of the Fund may decline due to an increase in interest rates.

When interest rates go up, the value of the Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of the Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of the Fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit Risk. Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The Fund may invest in non-investment-grade securities, but its debt securities will primarily be investment-grade. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

--------------------------------------------------------------------------------
   INVESTMENT-GRADE SECURITIES
--------------------------------------------------------------------------------

RATING AGENCY      LONG-TERM DEBT SECURITY      SHORT-TERM DEBT SECURITY

S&P                At least BBB                 At least A-3 or SP-2
--------------------------------------------------------------------------------
Moody's            At least Baa                 At least Prime-3 or MIG 4/VMIG4

The Fund may also invest in securities unrated by these agencies if Columbia determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Prepayment Risk. The Fund may also invest in mortgage related securities and collateralized mortgage obligations ("CMOs"). Investments in mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of the non-callable debt securities.

Inflation Risk. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class D shares have not been offered for a full calendar year, the bar chart and performance table below show the Fund's calendar year and average annual total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

     --------------------------------------------------------------------

        UNDERSTANDING PERFORMANCE

        CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class D shares are subject to sales charges, 12b-1 fees and expenses to which Class Z shares are not subject. If these amounts were reflected, returns would be less than those shown.

        AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses (through October 31, 2002). The table shows for each class the Class Z performance adjusted to reflect the effect of sales charges of each class.

        The Fund's returns are compared to the Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index is an unmanaged index of investment grade U.S. Treasury and agency securities, corporate bonds and mortgage-backed bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

     --------------------------------------------------------------------

--------------------------------------------------------------------------------
   CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------
                1993                          10.47%
                1994                          -3.36%
                1995                          18.91%
                1996                           3.37%
                1997                           9.56%
                1998                           7.44%
                1999                          -1.50%
                2000                          11.27%
                2001                           8.13%
                2002                           7.65%

For period shown in bar chart:
Best quarter: 2nd quarter 1995, +6.36%
Worst quarter: 1st quarter 1994, -3.04%
--------------------------------------------------------------------------------

(1) Because Class A, B and D shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares, the Fund's oldest existing share class. Class Z shares are not offered through this prospectus. Class A, B and D shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and D shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(2)
--------------------------------------------------------------------------------

                                                                                   1 YEAR           5 YEARS           10 YEARS
Class A (%)
  Return Before Taxes                                                               2.44              5.46              6.49
  Return After Taxes on Distributions                                               0.47              2.97              3.78
  Return After Taxes on Distributions and Sale of Fund Shares                       1.46              3.09              3.80
-------------------------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                               2.41              6.15              6.99
  Return After Taxes on Distributions                                               0.40              3.62              4.28
  Return After Taxes on Distributions and Sale of Fund Shares                       1.44              3.64              4.23
-------------------------------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                                               5.41              6.25              6.89
  Return After Taxes on Distributions                                               3.40              3.75              4.18
  Return After Taxes on Distributions and Sale of Fund Shares                       3.27              3.73              4.15
-------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)                                                    10.25              7.55              7.51

(2) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class D, respectively). These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and D shares were initially offered on November 1, 2002 and Class Z shares were initially offered on February 25, 1983.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables on the following page describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years

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
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS A           CLASS B           CLASS D

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                             4.75              0.00              1.00
-------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)               1.00(4)           5.00              1.00
-------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)              (5)               (5)               (5)

------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(6) (DEDUCTED DIRECTLY FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS A           CLASS B           CLASS D

Management fee (%)                                                                  0.50              0.50              0.50
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                           0.25(7)           1.00              1.00(8)
------------------------------------------------------------------------------------------------------------------------------

Other expenses (%)                                                                  0.39              0.39              0.39
-------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                            1.14              1.89              1.89(8)


------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS

Class A:                                                                 $ 86        $820        $1,073        $1,795
--------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                        $192        $ 94        $1,021        $2,016

          sold all your shares at the end of the period                  $ 92        $ 94        $1,291        $2,016
--------------------------------------------------------------------------------------------------------------------------
Class D: did not sell your shares                                        $ 90        $ 88        $1,111        $2,289

         sold all your shares at the end of the period                   $ 89        $ 88        $1,111        $2,289


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

(6) Estimated expenses for the current fiscal year.

(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(8) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class D shares. As a result, the 12b-1 fee for Class D shares would be 0.85% and the total annual fund operating expenses for Class D shares would be 1.79%.

--------------------------------------------------------------------------------
 YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

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  INVESTMENT MINIMUMS

  Initial Investment ................................... $1,000

  Subsequent Investments ...............................    $50

  Automatic Investment Plan* ...........................    $50

  Retirement Plan* .....................................    $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
---------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
---------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You can make monthly or quarterly investments automatically from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
---------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You can purchase shares for your account by exchanging $100 or more each month from another fund for
averaging                    shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CLASS A SALES CHARGES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  % OF OFFERING
                                                                     AS A % OF                                        PRICE
                                                                     THE PUBLIC               AS A %               RETAINED BY
                                                                      OFFERING                OF YOUR               FINANCIAL
AMOUNT OF PURCHASE                                                     PRICE                INVESTMENT            ADVISOR FIRM

Less than $50,000                                                       4.75                   4.99                   4.25
---------------------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                           4.50                   4.71                   4.00
---------------------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                          3.50                   3.63                   3.00
---------------------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                          2.50                   2.56                   2.00
---------------------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                        2.00                   2.04                   1.75
---------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                      0.00                   0.00                   0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %

First $3 million                                                     1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                   0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                  0.50
--------------------------------------------------------------------------------
$25 million or more                                                  0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

-------------------------------------------------------------------------------

  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
  Certain investments in Class A, B and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
   CLASS B SALES CHARGES
--------------------------------------------------------------------------------
                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                              5.00
--------------------------------------------------------------------------------
Through second year                                             4.00
--------------------------------------------------------------------------------
Through third year                                              3.00
--------------------------------------------------------------------------------
Through fourth year                                             3.00
--------------------------------------------------------------------------------
Through fifth year                                              2.00
--------------------------------------------------------------------------------
Through sixth year                                              1.00
--------------------------------------------------------------------------------
Longer than six years                                           0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------
                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00
--------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------
                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS D SHARES Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00%, which is paid as a commission to your financial advisor firm on the sale of Class D shares as shown in the chart below.

--------------------------------------------------------------------------------
CLASS D SALES CHARGES
--------------------------------------------------------------------------------
                               AS A %            % OF OFFERING PRICE
 AS A % OF THE PUBLIC         OF YOUR           RETAINED BY FINANCIAL
   OFFERING PRICE           INVESTMENT              ADVISOR FIRM

       1.00                    1.01                    1.00

In addition, the distributor pays your financial advisor firm an initial commission of 1.00% on sales of Class D shares.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and, in the case of Class D shares, for Class C shares) of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. Additional documents may be required from various other legal entities including corporations, agents, fiduciaries and surviving joint owners; please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
---------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
---------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into the same share class
                             (and, in some cases, certain other classes) of another fund distributed by Liberty Funds Distributor,
                             Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
---------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
transfer                     may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

  o  send the check to your address of record
  o  send the check to a third party address
  o  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been managing assets since the early 1900's. As of April 1, 2003, Columbia managed over $126 billion in assets.

For the 2002 fiscal year, aggregate advisory fees paid to Columbia by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
LEONARD A. APLET, CFA, a Senior Vice President of Columbia, and RICHARD R. CUTTS, CFA, a Senior Vice President of Columbia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Aplet joined Columbia in 1987 and has co-managed the Fund since 1988. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

Mr. Cutts joined Columbia in 1994 and has co-managed the Fund since 2002. Previously, he was the senior analyst specializing in mortgage-backed securities at a major national insurance company. Mr. Cutts received a Master of Business Administration degree from the University of San Diego in 1990.

--------------------------------------------------------------------------------
 OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

-------------------------------------------------------------------------------

  UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

  The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

  The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

  Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

-------------------------------------------------------------------------------

BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating.

CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs may be structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period indicated. Certain information reflects financial results for a single Class A, B or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the period ended December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------
                                                                     FOR THE
                                                                  PERIOD ENDED
                                                                   DECEMBER 31,
                                                                     2002(a)
                                                                     CLASS A

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           13.42
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                               0.11(b)
  Net realized and unrealized gain on investments                     0.08
------------------------------------------------------------------------------
  Total from Investment Operations                                    0.19
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.09)
------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 13.52
------------------------------------------------------------------------------
Total return (%)                                                      1.41(c)(d)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                               945
Ratio of expenses to average net assets (%)                           0.92(e)(f)
Ratio of net investment income to average net assets (%)              4.78(e)(f)

Portfolio turnover rate (%)                                        103

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------
                                                                   FOR THE
                                                                PERIOD ENDED
                                                                DECEMBER 31,
                                                                   2002(a)
                                                                   CLASS B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           13.42
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                              0.09(b)
  Net realized and unrealized gain on investments                    0.08
--------------------------------------------------------------------------------
  Total from Investment Operations                                   0.17
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                        (0.07)
--------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                13.52
--------------------------------------------------------------------------------
Total return (%)                                                     1.27(c)(d)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                               1,466
Ratio of expenses to average net assets (%)                          1.71(e)(f)
Ratio of net investment loss to average net assets (%)               3.99(e)(f)

Portfolio turnover rate (%)                                           103

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

--------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------
                                                                 FOR THE
                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                 2002(a)
                                                                 CLASS D

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                        13.42
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                            0.09(b)
  Net realized and unrealized gain on investments                  0.08
-------------------------------------------------------------------------------
  Total from Investment Operations                                 0.17
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                      (0.07)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                              13.52
-------------------------------------------------------------------------------
Total return (%)                                                   1.30(c)(d)(e)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                            427
Ratio of expenses to average net assets (%)                        1.58(f)(g)
Ratio of net investment income to average net assets (%)           4.12(f)(g)
Waiver/reimbursement (%)                                           0.15(g)

Portfolio turnover rate (%)                                       103

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Fund's distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

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NOTES
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

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Fixed Income Securities Fund, Inc.: 811-03581

------------------------------------------------------------------------------
[LOGO] COLUMBIAFUNDS

       Advised by Columbia Management Advisors, Inc.

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              187-01/623N-0403

--------------------------------------------------------------------------------
 COLUMBIA FIXED INCOME SECURITIES FUND   PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS Z SHARES*

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

INTRODUCTION                                                                   2
--------------------------------------------------------------------------------
Risk of Investing in Mutual Funds ...........................................  2
Bond Fund Investing .........................................................  2

THE FUND                                                                       3
--------------------------------------------------------------------------------
Who Should Invest? ..........................................................  3
Investment Goal .............................................................  3
Principal Investment Strategies .............................................  3
Principal Investment Risks ..................................................  3
Performance History .........................................................  4
Your Expenses ...............................................................  6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares ...........................................................  7
Eligible Investors ..........................................................  8
Sales Charges ...............................................................  8
How to Exchange Shares ......................................................  9
How to Sell Shares ..........................................................  9
Fund Policy on Trading of Fund Shares ....................................... 10
Other Information About Your Account ........................................ 10

MANAGING THE FUND                                                             13
--------------------------------------------------------------------------------
Investment Advisor .......................................................... 13
Portfolio Managers .......................................................... 13

OTHER INVESTMENT STRATEGIES                                                   14
--------------------------------------------------------------------------------
Bond Selection .............................................................. 14

FINANCIAL HIGHLIGHTS                                                          16
--------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*On November 1, 2002, the existing shares of the Fund were redesignated Class Z shares.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This Prospectus is designed to provide you with important information about investing in the Columbia Fixed Income Securities Fund (the "Fund").

RISK OF INVESTING IN MUTUAL FUNDS
--------------------------------------------------------------------------------
Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. A detailed discussion of risks is available beginning on page 3, "Principal Investment Risks."

BOND FUND INVESTING
--------------------------------------------------------------------------------
Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond represents a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest (coupon).

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, a bond fund investment does not have a maturity date and does not earn a fixed interest rate. In addition, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund. The maturities of all the bonds within a bond fund can be combined to determine its average maturity. Generally, the longer the average maturity of a bond fund portfolio, the more sensitive its net asset value to changes in interest rates.

Another distinguishing characteristic of a bond fund is its average credit quality. Generally, the lower the credit quality of bonds in a portfolio, the more sensitive the fund's net asset value to the activities and financial prospects of the companies issuing the bonds, as well as to general economic and market conditions.

While bonds have not generated as high an investment return as stocks over time, their returns are generally less volatile.


--------------------------------------------------------------------------------
 THE FUND
--------------------------------------------------------------------------------

WHO SHOULD INVEST?
--------------------------------------------------------------------------------
The Fund is appropriate for:

    o  Long-term, income-oriented investors

    o Investors willing to accept greater price Fluctuation than is generally associated with short-term bonds

    o Those looking to diversify their stock portfolio with a fund investing in bonds

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund intends to invest 90% of its assets, under normal market conditions, in investment-grade debt securities (rated BBB or higher by Standard & Poor's (S&P) or Baa or higher by Moody's Investors Service, Inc. (Moody's)), or their unrated equivalents, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are set forth below. You could lose money as a result of your investment.

Interest Rate Risk. Interest rate risk refers to the possibility that the net asset value of the Fund may decline due to an increase in interest rates.

When interest rates go up, the value of the Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of the Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of the Fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Credit Risk. Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The Fund may invest in non-investment-grade securities, but its debt securities will primarily be investment-grade. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

--------------------------------------------------------------------------------
INVESTMENT-GRADE SECURITIES
--------------------------------------------------------------------------------

RATING AGENCY   LONG-TERM DEBT SECURITY   SHORT-TERM DEBT SECURITY

S&P             At least BBB              At least A-3 or SP-2
--------------------------------------------------------------------------------
Moody's         At least Baa              At least Prime-3 or MIG 4/VMIG4

The Fund may also invest in securities unrated by these agencies if Columbia determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Prepayment Risk. The Fund may also invest in mortgage related securities and collateralized mortgage obligations ("CMOs"). Investments in mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of the non-callable debt securities.

Inflation Risk. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The Fund did not have separate classes of shares prior to November
1, 2002; on that date, the Fund's outstanding shares were redesignated Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------

  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index is an unmanaged index of investment grade U.S. Treasury and agency securities, corporate bonds and mortgage-backed bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                1993                          10.47%
                1994                          -3.36%
                1995                          18.91%
                1996                           3.37%
                1997                           9.56%
                1998                           7.44%
                1999                          -1.50%
                2000                          11.27%
                2001                           8.13%
                2002                           7.65%


For period shown in bar chart:
Best quarter: 2nd quarter 1995, +6.36%
Worst quarter: 1st quarter 1994, -3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                               INCEPTION DATE        1 YEAR           5 YEARS         10 YEARS

Class Z (%)                                                       2/25/83
  Return Before Taxes                                                                 7.65             6.51             7.02
  Return After Taxes on Distributions                                                 5.54             3.99             4.29
  Return After Taxes on Distributions and Sale of Fund Shares                         4.65             3.94             4.25
------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)                                                      10.25             7.55             7.51
------------------------------------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as a
percentage of the lesser of purchase price or redemption price)           0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)    (2)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fee (%)                                                        0.50
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                        0.17
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                  0.67

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------
  1 YEAR         3 YEARS        5 YEARS        10 YEARS

   $68            $214           $373           $835

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

---------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
---------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
---------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
---------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You can make monthly or quarterly investments automatically from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
---------------------------------------------------------------------------------------------------------------------------------

Automated dollar cost        You can purchase shares for your account by exchanging $100 or more each month from another fund for
averaging                    shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.
---------------------------------------------------------------------------------------------------------------------------------
In person                    Visit Columbia Funds between 7:30 a.m. and 5:00 p.m. PST, conveniently located in downtown Portland,
                             Oregon at 1301 S.W. Fifth Avenue on the second floor.


ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

    o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("LFDI") (i) who holds Class Z shares or (ii) who holds Class A shares that were obtained by exchanging Class Z shares;

    o any trustee or director (or family member) of any fund distributed by LFDI; and

    o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

    o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

    o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

    o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

    o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover;

    o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

    o clients of Fleet National Bank or its subsidiaries for shares purchased through an asset management, trust, retirement plan administration, private client or similar arrangement with Fleet National Bank or the subsidiary.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

-------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares -- Class A, B and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

  In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

-------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. Additional documents may be required from various other legal entities including corporations, agents, fiduciaries and surviving joint owners; please call 1-800-338-2550. Retirement plan accounts have special requirements;
please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
   OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class
                             A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
transfer                     may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------------
In person                    Although you can visit Columbia Funds to make a redemption request, availability of proceeds will vary. Please call ahead for details.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

    o  send the check to your address of record

    o  send the check to a third party address

    o  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
 MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been managing assets since the early 1900's. As of April 1, 2003, Columbia managed over $126 billion in assets.

For the 2002 fiscal year, aggregate advisory fees paid to Columbia by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

LEONARD A. APLET, CFA, a Senior Vice President of Columbia, and RICHARD R. CUTTS, CFA, a Senior Vice President of Columbia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Aplet joined Columbia in 1987 and has co-managed the Fund since 1988. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

Mr. Cutts joined Columbia in 1994 and has co-managed the Fund since 2002. Previously, he was the senior analyst specializing in mortgage-backed securities at a major national insurance company. Mr. Cutts received a Master of Business Administration degree from the University of San Diego in 1990.

--------------------------------------------------------------------------------
 OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

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  UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

  The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

  The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

  Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

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BOND SELECTION
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The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs may be structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the five years ended December 31,
2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

---------------------------------------------------------------------------------------------------------------------------------
THE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                      2002(A)          2001          2000         1999        1998
                                                                      CLASS Z       CLASS Z       CLASS Z       CLASS Z     CLASS Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                             13.22         12.97         12.44        13.42       13.41
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                                 0.67(b)       0.77(c)       0.82         0.78        0.83
  Net realized and unrealized gain (loss) on investments                0.31          0.26(c)       0.53        (0.98)       0.14
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                      0.98          1.03          1.35        (0.20)       0.97
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                           (0.68)        (0.78)        (0.82)       (0.78)      (0.83)
  From net realized gains                                                 --            --            --           --(d)    (0.13)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                  (0.68)        (0.78)        (0.82)       (0.78)      (0.96)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                   13.52         13.22         12.97        12.44       13.42
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                                     7.65          8.13         11.27        (1.50)       7.44
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                547,524       465,743       378,799      397,147     422,330
Ratio of expenses to average net assets (%)(f)                          0.67          0.66          0.66         0.64        0.65
Ratio of net investment income to average net assets (%)(f)             5.03          5.83(c)       6.53         6.03        6.15

Portfolio turnover rate (%)                                              103           110           105          155         107

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.92% to
    5.83%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than
    0.01%.

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FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTENT COMPANY ACT FILE NUMBER:

Columbia Fixed Income Securities Fund, Inc.: 811-03581

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[LOGO] COLUMBIAFUNDS

       Advised by Columbia Management Advisors, Inc.

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              187-01/625N-0403